PRINCIPAL ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2017
PRINCIPAL ACCOUNTING POLICIES [abstract]
Disclosure of principal accounting policies

1                 2 PRINCIPAL ACCOUNTING POLICIES

The principal accounting policies applied in the preparation of these consolidated financial statements are set out below. These policies have been consistently applied to all the years presented, unless otherwise stated.

2.1       Basis of preparation

The consolidated financial statements have been prepared in accordance with all applicable International Financial Reporting Standards ("IFRS") as issued by International Accounting Standards Board ("IASB"). The consolidated financial statements have been prepared under the historical cost convention except for certain available-for-sale investments.

2                 principal accounting policies (CONTINUED)

2.1             Basis of preparation (continued)

The preparation of financial statements in conformity with IFRS requires the use of certain critical accounting estimates. It also requires management to exercise its judgement in the process of applying the Group’s accounting policies. The areas involving a higher degree of judgement or complexity, or areas where assumptions and estimates are significant     to the consolidated financial statements are disclosed in Note 4.

2.1.1     Changes in accounting policy and disclosures

(a)             New and amended standards adopted by the Group

The following amendments to standards have been adopted by the Group for the first time for the financial year beginning on 1 January 2017:

•        Income taxes- Amendments to IAS 12;

•        Statement of cash flows- Amendments to IAS 7; and

•        Disclosure of interest in other entities- Amendment to IFRS 12

The directors of the Company consider that the adoption of these amendments did not have any impact on the amounts recognised in prior periods. Most of the amendments will also not affect the current or future periods.

(b)             The following new standards, amendments and interpretations have been issued as at 31 December 2017 but are not effective for the financial statements for the year ended 31 December 2017:

Title of standard	Amendments to IFRS 2 Classification and Measurement of Share-based Payment Transactions
Nature of change

The amendments relate to the following areas: (1) the accounting for the effects of vesting conditions on cash-settled share-based payment transactions; (2) the classification of share-based payment transactions with net settlement features for withholding tax obligations; (3) the accounting for a modification to the terms and conditions of a share-based payment that changes the transaction from cash-settled to equity-settled.

Impact

Management has assessed the effects of applying the new standard on the Group’s financial statements.  Given there were no share based payment transactions undertaken by the Company and the Group, no significant impact has been identified.

Date of adoption by Group	These amendments will be effective for annual periods beginning on or after 1 January 2018.

2         PRINCIPAL ACCOUNTING POLICIES (CONTINUED)

2.1       Basis of preparation (continued)

2.1.1    Changes in accounting policy and disclosures (continued)

(b)        The following new standards, amendments and interpretations have been issued as at 31 December 2017 but are not effective for the financial statements for the year ended 31 December 2017 (continued):

Title of standard	IFRS 9 Financial Instruments
Nature of change

IFRS 9 addresses the classification, measurement and derecognition of financial assets and financial liabilities, introduces new rules for hedge accounting and a new impairment model for financial assets.

Impact

The Group has reviewed its financial assets and liabilities and is expecting the following impact from the adoption of the new standard on 1 January 2018:

(i)     The majority of the Group’s equity instruments that were currently classified as available-for-sale investments as at 31 December 2017 will satisfy the conditions  for classification as at fair value through other comprehensive income (FVOCI) and hence there will be no significant change to the accounting for these assets. The other financial assets held by the Group which include loans and receivables, will meet the conditions for classification as financial instruments recorded at amortised cost under IFRS9. Accordingly, the Group does not expect the new provision of the new standard would affect the classification and measurement of these financial assets. However, gains or losses realised on the sale of financial assets at FVOCI will no longer be transferred to profit or loss upon sales of the instruments, but instead be reclassified from the FVOCI reserve to retained earnings.

(ii)    There will be no impact on the Group’s accounting for financial liabilities, as the new requirements only affect the accounting of financial liabilities that are designated at fair value through profit or loss and the Group does not have any such liabilities.

(iii)   The new impairment model requires the recognition of impairment provisions based on expected credit losses (ECL) rather than only incurred credit losses as is the case under IAS 39 Financial Instruments: Recognition and Measurement. It applies to financial assets classified at amortised cost, debt instruments measured at FVOCI, contract assets under IFRS 15 Revenue from Contracts with Customers, lease receivables, loan commitments and certain financial guarantee contracts. Based on the assessments undertaken to date, the Group expects an increase in the provision for impairment by approximately 1% of debt balances.

2         PRINCIPAL ACCOUNTING POLICIES (CONTINUED)

2.1       Basis of preparation (continued)

2.1.1    Changes in accounting policy and disclosures (continued)

(b)                    The following new standards, amendments and interpretations have been issued as at 31 December 2017 but are not effective for IFRS financial statements for the year ended 31 December 2017 (continued):

Title of standard	IFRS 9 Financial Instruments
Impact

The new standard also introduces expanded disclosure requirements and changes in presentation. These are expected to change the nature and extent of the Group’s disclosures about its financial instruments particularly in the year of adoption of the new standard.

Date of adoption by Group

Must be applied for financial years commencing on or after 1 January 2018. The Group will apply the new rules using modified retrospective method from 1 January 2018, with the practical expedients permitted under the standard. Comparatives for 2017 will not be restated.

Title of standard	IFRS 15 Revenue from Contracts with Customers
Nature of change

The IASB has issued a new standard for the recognition of revenue. This will replace IAS 18 which covers contracts for goods and services and IAS 11 which covers construction contracts.

The new standard is based on the principle that revenue is recognised when control of a good or service transfers to a customer.

The standard permits either a full retrospective or a modified retrospective approach for the adoption.

Impact

Management has assessed the effects of applying the new standard on the group’s financial statements.  Given the nature and mode of provision of services, revenue transactions are expected not to trigger significant differences in the accounting treatments under the requirements of the new standards, no significant impact has been identified.

Date of adoption by group

Mandatory for financial years commencing on or after 1 January 2018. The group intends to adopt the standard using the modified retrospective approach which means that the cumulative impact of the adoption will be recognised in retained earnings as of 1 January 2018 and that comparatives will not be restated.

2         PRINCIPAL ACCOUNTING POLICIES (CONTINUED)

2.1       Basis of preparation (continued)

2.1.1    Changes in accounting policy and disclosures (continued)

(b)        The following new standards, amendments and interpretations have been issued as at 31 December 2017 but are not effective for IFRS financial statements for the year ended 31 December 2017 (continued):

Title of standard	IFRS 16 Leases
Nature of change

IFRS16 was issued in January 2016. It will result in almost all leases being recognised on the balance sheet, as the distinction between operating and finance leases is removed. Under the new standard, an asset (the right to use the leased item) and a financial liability to pay rentals are recognised. The only exceptions are short-term and low-value leases.

The accounting for lessors will not significantly change.

Impact	The standard will affect primarily the accounting for the Group’s operating leases. Management is currently assessing the impact of applying the new standard on the Group’s financial statements.
Date of adoption by group

Mandatory for financial years commencing on or after 1 January 2019. At this stage, the Group does not intend to adopt the standard before its effective date. The Group intends to apply the simplified transition approach and will not restate comparative amounts for the year prior to first adoption.

Title of standard	Amendments to IFRS 10 and IAS 28 Sale or contribution of assets between an investor and its associate or joint venture
Nature of change

The amendments address an inconsistency between IFRS 10 and IAS 28 in the sale and contribution of assets between an investor and its associate or joint venture. A full gain or loss is recognised when a transaction involves a business. A partial gain or loss is recognised when a transaction involves assets that do not constitute a business, even if those assets are within a subsidiary.

Impact	Management has assessed the effects of applying the new standard on the Group’s financial statements and no significant impact has been identified.
Date of adoption by Group	The effective date of these amendments is to be determined pending the outcome of the IASB’s research project on equity accounting.

2          PRINCIPAL ACCOUNTING POLICIES (CONTINUED)

2.2       Subsidiaries

2.2.1        Consolidation

A subsidiary is an entity (including a structured entity) over which the Group has control. The Group controls an entity when the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Subsidiaries are consolidated from the date on which control is transferred to the Group. They are deconsolidated from the date that control ceases.

Intercompany transactions, balances and unrealised gains on transactions between group companies are eliminated. Unrealised losses are also eliminated unless the transaction provides evidence of an impairment of the transferred asset. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the group.

(a)             Business combinations

The Group applies the acquisition method to account for business combinations. The consideration transferred for the acquisition of a subsidiary is the fair values of the assets transferred, the liabilities incurred to the former owners of the acquiree and the equity interests issued by the Group. The consideration transferred includes the fair value of any asset or liability resulting from a contingent consideration arrangement. Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date.

The Group recognises any non-controlling interest in the acquiree on an acquisition-by-acquisition basis. Non-controlling interests in the acquiree that are present ownership interests and entitle their holders to a proportionate share of the entity’s net assets in the event of liquidation are measured at either fair value or the present ownership interests’ proportionate share in the recognised amounts of the acquiree’s identifiable net assets. All other components of non-controlling interests are measured at their acquisition date fair value, unless another measurement basis is required by IFRS.

Acquisition-related costs are expensed as incurred.

If the business combination is achieved in stages, the acquirer shall remeasure its previously held equity interest in the acquiree at its acquisition-date fair value and recognise the resulting gain or loss, if any, in profit or loss.

Any contingent consideration to be transferred by the Group is recognised at fair value at the acquisition date. Subsequent changes to the fair value of the contingent consideration that is deemed to be an asset or liability is recognised in accordance with IAS 39 in profit or loss. Contingent consideration that is classified as equity is not remeasured, and its subsequent settlement is accounted for within equity.

The excess of the consideration transferred and the acquisition-date fair value of any previous equity interest in the acquiree over the fair value of the identifiable net assets acquired is recorded as goodwill. If the total of consideration transferred and previously held interest measured is less than the fair value of the net assets of the subsidiary acquired in the case of a bargain purchase, the difference is recognised directly in profit or loss (Note 2.9).

Intra-group transactions, balances and unrealised gains on transactions between group companies are eliminated. Unrealised losses are also eliminated. When necessary, amounts reported by subsidiaries have been adjusted to conform with the Group’s accounting policies.

2          PRINCIPAL ACCOUNTING POLICIES (CONTINUED)

2.2       Subsidiaries (continued)

2.2.1     Consolidation (continued)

(b)             Changes in ownership interests in subsidiaries without change of control

Transactions with non-controlling interests that do not result in loss of control are accounted for as equity transactions – that is, as transactions with the owners in their capacity as owners. The difference between fair value of any consideration paid and the relevant share acquired of the carrying value of net assets of the subsidiary is recorded in equity. Gains or losses on disposals to non-controlling interests are also recorded in equity.

(c)             Disposal of subsidiaries

When the Group ceases to have control, any retained interest in the entity is re-measured to its fair value at the date when control is lost, with the change in carrying amount recognised in profit or loss. The fair value is the initial carrying amount for the purposes of subsequently accounting for the retained interest as an associate, joint venture or financial asset. In addition, any amounts previously recognised in other comprehensive income in respect of that entity are accounted for as if the Group had directly disposed of the related assets or liabilities, which means that amounts previously recognised in other comprehensive income are reclassified to profit or loss.

2.3        Associates

An associate is an entity over which the Group has significant influence but not control, generally accompanying a shareholding of between 20% and 50% of the voting rights. Investments in associates are accounted for using the equity method of accounting. Under the equity method, the investment is initially recognised at cost, and the carrying amount is increased or decreased to recognise the investor’s share of the profit or loss of the investee after the date of acquisition. The Group's investments in associates include goodwill identified on acquisition. Upon the acquisition of the ownership interest in an associate, any difference between the cost of the associate and the Group’s share of the net fair value of the associate’s identifiable assets and liabilities is accounted for as goodwill.

2          PRINCIPAL ACCOUNTING POLICIES (CONTINUED)

2.3       Associates (continued)

If the ownership interest in an associate is reduced but significant influence is retained, only a proportionate share of the amounts previously recognised in other comprehensive income is reclassified to profit or loss where appropriate.

The Group’s share of post-acquisition profit or loss is recognised in profit or loss, and its share of post-acquisition movements in other comprehensive income is recognised in other comprehensive income with a corresponding adjustment to the carrying amount of the investment. When the Group’s share of losses in an associate equals or exceeds its interest in the associate, including any other unsecured receivables, the Group does not recognise further losses, unless it has incurred legal or constructive obligations or made payments on behalf of the associate.

The Group determines at each reporting date whether there is any objective evidence that the investment in the associate is impaired. If this is the case, the Group calculates the amount of impairment as the difference between the recoverable amount of the associate and its carrying value and recognises the amount within 'share of result of associates' ,included in the consolidated comprehensive income statement.

Profits or losses and other comprehensive income resulting from upstream and downstream transactions between the Group and its associates are recognised in the Group’s financial statements only to the extent of unrelated investor’s interests in the associates. Unrealised losses are eliminated unless the transaction provides evidence of an impairment of the asset transferred. Accounting policies of associates have been changed where necessary to ensure consistency with the policies adopted by the Group.

In the Company’s balance sheet, investments in associates are accounted for at cost less provision for impairment losses. Cost also includes direct attributable costs of investment. The results of associates are accounted for by the Company on the basis of dividend received and receivable.

2.4        Segment reporting

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision-maker. The chief operating decision-maker, who is responsible for allocating resources and assessing performance of the operating segments, has been identified as the senior executives of the Company that make strategic decisions.

2          PRINCIPAL ACCOUNTING POLICIES (CONTINUED)

2.5        Foreign currency transaction

(a)              Functional and presentation currency

Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates ("the functional currency"). The consolidated financial statements are presented in Renminbi ("RMB"), which is the Company’s functional and the Group’s presentation currency.

(b)              Transactions and balances

Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions or valuation where items are re-measured. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at year-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognised in profit or loss.

Foreign exchange gains and losses are presented in the consolidated comprehensive income statement within " Finance (costs)/income-net ".

2.6        Fixed assets

Fixed assets are stated at historical cost less depreciation and impairment losses. Historical cost includes expenditure that is directly attributable to the acquisition of the items (for the case of fixed assets acquired by the Company from Predecessor during the Restructuring, the revaluated amount in the Restructuring was deemed costs).

Subsequent costs are included in the asset’s carrying amount or recognised as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Group and the cost of the item can be measured reliably. The carrying amount of the replaced part is derecognised. All other repairs and maintenance are charged to profit or loss during the financial period in which they are incurred.

Depreciation is calculated using the straight-line method to allocate the cost amount, after taking into account the estimated residual value of not more than 4% of cost, of each asset over its estimated useful life. The estimated useful lives are as follows:

2          PRINCIPAL ACCOUNTING POLICIES (CONTINUED)

2.6       Fixed assets (continued)

Buildings (a)	20 to 40 years
Tracks, bridges and service roads (a)	16 to 100 years
Locomotives and rolling stock	20 years
Communications and signalling systems	8 to 20 years
Other machinery and equipment	4 to 25 years

(a)         The estimated useful lives of some buildings, tracks, bridges and service roads exceed the initial lease periods of the land use rights from operation lease (details contained in Note 36(b)); and the initial period of certain land use right acquired (Note 2.8), on which these assets are located.

The Group will renew the term of land use right upon its expiry in strict compliance with requirements of relevant laws and regulations. There is no substantive impediment for the renewal except for public interests. In addition, based on the provision of the land use right operating lease agreement entered into with Guangzhou Railway Group (Note 36(b)), the Company can renew the lease at its own discretion upon expiry of the operating lease term. Based on the above consideration, the directors of the company consider the current estimated useful lives of those assets to be reasonable.

The assets residual values and estimated useful lives are reviewed, and adjusted if appropriate,at the end of each year.

An asset’s carrying amount is written down immediately to its recoverable amount if the asset’s carrying amount is greater than its estimated recoverable amount (Note 2.10).

Gains and losses on disposals are determined by comparing the proceeds with the carrying amount and are recognised within "other losses - net", included in the consolidated comprehensive income statement.

2.7        Construction-in-progress

Construction-in-progress represents buildings, tracks, bridges and service roads under construction, and mainly includes the construction related costs for the associated facilities of the existing railway lines of the Group. Construction-in-progress is stated at cost, which includes all expenditures and other direct costs, site restoration costs, prepayments attributable to the construction and interest charges arising from borrowings used to finance the construction during the construction period, less impairment loss. Construction-in-progress is not depreciated until such assets are completed and ready for their intended use. From time to time, certain railway assets of the Group require major modifications and improvements.  The carrying amounts are transferred from fixed assets to construction-in-progress. The carrying amounts, including costs of modifications, are transferred back to fixed assets upon completion of the improvement projects.

2          PRINCIPAL ACCOUNTING POLICIES (CONTINUED)

2.8        Leasehold land payments

The Group acquired the right to use certain pieces of land for certain of its rail lines, railway stations and other businesses. The consideration paid for such land represents pre-paid lease payments, which are amortised over the lease terms of 36.5 to 50 years using the straight-line method.

2.9        Goodwill

Goodwill represents the excess of the consideration transferred, the amount of any non-controlling interest in the acquiree and the acquisition-date fair value of any previous equity interest in the acquiree over the fair value of the Group’s share of identifiable net assets acquired. Goodwill arising from acquisitions of subsidiaries’ business is disclosed separately on the consolidated balance sheet.

For the purpose of impairment testing, goodwill acquired in a business combination is allocated to each of the cash-generating units ("CGUs"), or groups of CGUs, that is expected to benefit from the synergies of the combination. Each unit or group of units to which the goodwill is allocated represents the lowest level within the entity at which the goodwill is monitored for internal management purposes. Goodwill is monitored at the operating segment level.

Goodwill impairment reviews are undertaken at least annually or more frequently if events or changes in circumstances indicate a potential impairment. The carrying value of goodwill is compared to the recoverable amount, which is the higher of value in use and the fair value less costs to sell. Any impairment is recognised immediately as an expense and is not subsequently reversed.

2.10      Impairment of non-financial assets other than goodwill

Assets that subjected to amortisation are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognised for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs to sell and value in use. For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash flows (CGUs). Non-financial assets other than goodwill that suffered impairment are reviewed for possible reversal of the impairment at each reporting date.

2          PRINCIPAL ACCOUNTING POLICIES (CONTINUED)

2.11      Non-current assets held for sale

Non-current assets (or disposal groups) are classified as held for sale if their carrying amount will be recovered principally through a sale transaction rather than through continuing use and a sale is considered highly probable. They are measured at the lower of their carrying amount and fair value less costs to sell, except for assets such as deferred tax assets, financial assets and investment property that are carried at fair value, which are specifically exempt from this requirement.

An impairment loss is recognised for any initial or subsequent write-down of the asset (or disposal group) to fair value less costs to sell. A gain is recognised for any subsequent increases in fair value less costs to sell of an asset (or disposal group), but not in excess of any cumulative impairment loss previously recognised. A gain or loss not previously recognised by the date of the sale of the non-current asset (or disposal group) is recognised at the date of derecognition.

Non-current assets (including those that are part of a disposal group) are not depreciated or amortised while they are classified as held for sale. Interest and other expenses attributable to the liabilities of a disposal group classified as held for sale continue to be recognised.

Non-current assets classified as held for sale and the assets of a disposal group classified as held for sale are presented separately from the other assets in the balance sheet. The liabilities of a disposal group classified as held for sale are presented separately from other liabilities in the balance sheet.

2.12      Financial assets

2.12.1   Classification

The Group classifies its financial assets in the following categories: at fair value through profit or loss, loans and receivables, available-for-sale financial assets and held to maturity investment. The classification depends on the purpose for which the financial assets were acquired. Management determines the classification of its financial assets at initial recognition. In current year, the Group held loan and receivables and available-for-sale financial assets.

(a)              Loans and receivables

Loans and receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. They are included in current assets except for the amounts that are settled or expected to be settled more than 12 months after the end of the reporting period. These are classified as non-current assets. The Group’s loans and receivables comprise "long-term receivables", "trade and other receivables", "short-term deposits" and "cash and cash equivalents" in the consolidated balance sheet.

2          PRINCIPAL ACCOUNTING POLICIES (CONTINUED)

2.12     Financial assets(continued)

2.12.1   Classification (continued)

(b)              Available-for-sale financial assets

Available-for-sale financial assets are non-derivatives that are either designated in this category or not classified in any of the other categories. They are included in non-current assets unless the investment matures or management intends to dispose of it within 12 months of the end of the reporting period.

2.12.2   Recognition and measurement

Regular way purchases and sales of financial assets are recognised on the trade-date - the date on which the Group commits to purchase or sell the asset. Investments are initially recognised at fair value plus transaction costs for all financial assets not carried at fair value through profit or loss. Available-for-sale financial assets are subsequently carried at fair value, except for those investments in equity instruments that do not have a quoted market price in an active market and whose fair value cannot be reliably measured, which shall be measured at cost. Financial assets are derecognised when the rights to receive cash flows from the investments have expired or have been transferred and the Group has transferred substantially all risks and rewards of ownership. Loans and receivables are subsequently carried at amortised cost using the effective interest method.

Changes in the fair value of monetary and non-monetary securities classified as available-for-sale are recognised in other comprehensive income.

When securities classified as available-for-sale are sold or impaired, the accumulated fair value adjustments recognised in equity are included in profit or loss as "other gain/losses - net".

Dividends on available-for-sale equity instruments are recognised in profit or loss when the Group’s right to receive payments is established.

The fair values of quoted investments are based on current bid prices. If the market for a financial asset is not active (and for unlisted securities), the Group established fair value by using valuation techniques. These include the use of recent arm’s length transactions, reference to other instruments that are substantially the same, discounted cash flow analysis, and option pricing models, making maximum use of market inputs and relying as little as possible on entity-specific inputs. In case of unlisted equity instruments that do not have a quoted market price in an active market and whose fair value cannot be reliably determined via reasonable valuation techniques, they are measured at cost, subject to impairment review.

2           PRINCIPAL ACCOUNTING POLICIES (CONTINUED)

2.13      Offsetting financial instruments

Financial assets and liabilities are offset and the net amount reported in the balance sheet when there is a legally enforceable right to offset the recognised amounts and there is an intention to settle on a net basis, or realise the asset and settle the liability simultaneously. The legally enforceable right must not be contingent on future events and must be enforceable in the normal course of business and in the event of default, insolvency or bankruptcy of the Company or the counterparty.

2.14      Impairment of financial assets

(a)              Assets carried at amortised cost

The Group assesses at the end of each reporting period whether there is objective evidence that a financial asset or group of financial assets is impaired. A financial asset or a group of financial assets is impaired and impairment losses are incurred only if there is objective evidence of impairment as a result of one or more events that occurred after the initial recognition of the asset (a "loss event") and that loss event (or events) has an impact on the estimated future cash flows of the financial asset or group of financial assets that can be reliably estimated.

The criteria that the Group uses to determine that there is objective evidence of an impairment loss: include:

•                 Significant financial difficulty of the issuer or obligor;

•                 A breach of contract, such as a default or delinquency in interest or principal payments;

•          The Group, for economic or legal reasons relating to the borrower’s financial difficulty, granting to the borrower a concession that the lender would not otherwise consider;

•                 It becomes probable that the borrower will enter bankruptcy or other financial reorganisation;

•          The disappearance of an active market for that financial asset because of financial difficulties; or

•          Observable data indicating that there is a measurable decrease in the estimated future cash flows from a portfolio of financial assets since the initial recognition of those assets, although the decrease cannot yet be identified with the individual financial assets in the portfolio, including:

(i)         adverse changes in the payment status of borrowers in the portfolio;

(ii)        national or local economic conditions that correlate with defaults on the assets in the portfolio.

2          PRINCIPAL ACCOUNTING POLICIES (CONTINUED)

2.14      Impairment of financial assets (continued)

(a)        Assets carried at amortised cost (continued)

For loans and receivables category, the amount of the loss is measured as the difference between the asset’s carrying amount and the present value of estimated future cash flows (excluding future credit losses that have not been incurred) discounted at the financial asset’s original effective interest rate. The carrying amount of the asset is reduced and the amount of the loss is recognised in profit or loss. If a loan has a variable interest rate, the discount rate for measuring any impairment loss is the current effective interest rate determined under the contract. As a practical expedient, the Group may measure impairment on the basis of an instrument’s fair value using an observable market price.

If, in a subsequent period, the amount of the impairment loss decreases and the decrease can be related objectively to an event occurring after the impairment was recognised (such as an improvement in the debtor’s credit rating), the reversal of the previously recognised impairment loss is recognised in profit or loss.

(b)              Assets classified as available for sale

The Group assesses at the end of each reporting period whether there is objective evidence that a financial asset or a group of financial assets is impaired.

For equity investments, a significant or prolonged decline in the fair value of the security below its cost is also an evidence that the assets are impaired. If any such evidence exists, the cumulative loss, which is measured as the difference between the acquisition cost and the current fair value, less any impairment loss on that financial asset previously recognised in profit or loss, is removed from equity and recognised in profit or loss. Impairment losses recognised in profit or loss on equity instruments are not reversed through profit or loss.

2.15      Long-term prepaid expenses

Long-term prepaid expenses include the various expenditures that have been incurred but should be recognised as expenses over more than one year in the current and subsequent periods. Long-term prepaid expenses are amortised on the straight-line basis over the expected beneficial period and are presented at actual expenditure incurred, net of accumulated amortisation.

2          PRINCIPAL ACCOUNTING POLICIES (CONTINUED)

2.16      Materials and supplies

Materials and supplies are stated at the lower of cost and net realisable value. Cost is determined using the weighted average method. Materials and supplies are charged as fuel costs and repair and maintenance expenses when consumed, or capitalised to fixed assets when the items are installed with the related fixed assets, whichever is appropriate. The cost of materials and supplies may not be recoverable if they are damaged, become wholly or partially obsolete, or if their selling prices have declined due to various reasons. When such circumstances happen, cost of materials and supplies is written to net realisable value, which is the estimated selling price less applicable variable expenses.

2.17      Trade and other receivables

Trade receivables are amounts due from customers for merchandise sold or services performed in the ordinary course of business. If collection of trade and other receivables is expected in one year or less (or in the normal operating cycle of the business if longer), they are classified as current assets. If not, they are presented as non-current assets.

Trade and other receivables are recognised initially at fair value and subsequently measured at amortised cost using the effective interest method, less provision for impairment.

2.18      Cash and cash equivalents

Cash and cash equivalents include cash in hand; deposits held at call with banks; and other short-term highly liquid investments with original maturities of three months or less.

2.19      Share capital

Ordinary shares are classified as equity. Incremental costs directly attributable to the issue of new shares or options are shown in equity as a deduction, net of tax, from the proceeds.

2.20      Trade payables

Trade payables are obligations to pay for goods or services that have been acquired in the ordinary course of business from suppliers. Trade payable are classified as current liabilities if payment is due within one year or less (or in the normal operating cycle of the business if longer). If not, they are presented as non-current liabilities.

Trade payables are recognised initially at fair value and subsequently measured at amortised cost using the effective interest method.

The Group derecognises financial liability when, and only when, the Group’s obligations are discharged, cancelled or expired. The difference between the carrying amount of the financial liability derecognised and the consideration paid and payable is recognised in profit or loss.

2          PRINCIPAL ACCOUNTING POLICIES (CONTINUED)

2.21      Current and deferred income tax

The tax expense for the period comprises current and deferred tax. Tax is recognised in profit or loss, except to the extent that it relates to items recognised in other comprehensive income or directly in equity. In this case, the tax is also recognised in other comprehensive income or directly in equity, respectively.

(a)                     Current income tax

The current income tax charge is calculated on the basis of the tax laws enacted or substantively enacted at the balance sheet date in the PRC where the Company’s subsidiaries and associates operate and generate taxable income. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation and establishes provisions where appropriate on the basis of amounts expected to be paid to the tax authorities.

(b)                     Deferred income tax

Inside basis differences

Deferred income tax is recognised, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. However, the deferred income tax is not accounted for if it arises from initial recognition of an asset or liability in a transaction other than a business combination that at the time of the transaction affects neither accounting nor taxable profit nor loss. Deferred income tax is determined using tax rates (and laws) that have been enacted or substantively enacted by the balance sheet date and are expected to apply when the related deferred income tax asset is realised or the deferred income tax liability is settled.

Deferred income tax assets are recognised only to the extent that it is probable that future taxable profit will be available against which the temporary differences can be utilised.

Outside basis differences

Deferred income tax liabilities are provided on taxable temporary differences arising from investments in subsidiaries, and associates and joint arrangements, except for deferred income tax liability where the timing of the reversal of the temporary difference is controlled by the Group and it is probable that the temporary difference will not reverse in the foreseeable future. Generally the Group is unable to control the reversal of the temporary difference for associates. Only when there is an agreement in place that gives the Group the ability to control the reversal of the temporary difference in the foreseeable future, deferred tax liability in relation to taxable temporary differences arising from the associate’s undistributed profits is not recognised.

Deferred income tax assets are recognised on deductible temporary differences arising from investments in subsidiaries, and associates and joint arrangements only to the extent that it is probable the temporary difference will reverse in the future and there is sufficient taxable profit available against which the temporary difference can be utilised.

2          PRINCIPAL ACCOUNTING POLICIES (CONTINUED)

2.21      Current and deferred income tax(continued)

(c)        Offsetting

Deferred income tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and when the deferred income taxes assets and liabilities relate to income taxes levied by the same taxation authority on either the taxable entity or different taxable entities where there is an intention to settle the balances on a net basis.

2.22      Employee benefits

(a)              Defined contribution plan

The Group pays contributions to defined contribution schemes operated by the local government for employee benefits in respect of pension and unemployment. The Group also pays contribution to defined contribution schemes operated by Guangzhou Railway Group for employee supplementary pension benefit. The Group has no further payment obligations once the contributions have been paid. The contributions to the defined contribution schemes are recognised as staff costs when they are due.

(b)              Termination benefits

Termination benefits are payable when employment is terminated by the Group before the normal retirement date, or whenever an employee accepts voluntary redundancy in exchange for these benefits. The Group recognises termination benefits at the earlier of the following dates: (a) when the Group can no longer withdraw the offer of those benefits; and (b) when the entity recognises costs for a restructuring that is within the scope of IAS 37 and involves the payment of termination benefits. In the case of an offer made to encourage voluntary redundancy, the termination benefits are measured based on the number of employees expected to accept the offer. Benefits falling due more than 12 months after the end of the reporting period are discounted to their present value.

2.23      Provisions

Provisions are recognised when: the Group has a present legal or constructive obligation as a result of past events; it is probable that an outflow of resources will be required to settle the obligation; and the amount has been reliably estimated. Provisions are not recognised for future operating losses.

Where there are a number of similar obligations, the likelihood that an outflow will be required in settlement is determined by considering the class of obligations as a whole. A provision is recognised even if the likelihood of an outflow with respect to any one item included in the same class of obligations may be small.

Provisions are measured at the present value of the expenditures expected to be required to settle the obligation using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the obligation. The increase in the provision due to passage of time is recognised as interest expense.

2          PRINCIPAL ACCOUNTING POLICIES (CONTINUED)

2.24      Revenue recognition

Revenue comprises the fair value of the consideration received or receivable for the sales of goods and provision of services in the ordinary course of the Group’s activities. Revenue is shown net of value-added tax, rebates and discounts and after eliminating sales within the Group.

The Group recognises revenue when the services are rendered and the amount of revenue can be reliable measured, future economic benefits will probably flow to the entity with reasonably certainty, and specific criteria have been met for each of the Group’s activities as described below. The recognition also involves use of estimates exercised by management based on historical results, takes into consideration the different type of customers, transactions and the specifics of each arrangement.

(a)        Revenue from railroad and related business

The operations of the railway business of the Group form part of the nationwide railway system in  the PRC and they are supervised and governed by CRC. The Group renders the passenger transportation and freight transportation services in cooperation with other railway companies and the related service fees and charges are collected either by the Group itself or by other railway companies.

In addition, the Group also receives service fees and charges for on behalf of other railway companies. The respective fares and charges of the services, fee sharing basis, and processing of the respective revenue sharing among different railway companies are done centrally by a central clearance system operated by CRC.

Revenue from passenger transportation

Passenger transportation generally include  transportation business of Guangzhou-Shenzhen inter-city express trains, long-distance trains and Guangzhou-Hong Kong city through trains. These services are provided in cooperation with other railway companies in mainland China and Hong Kong, and the corresponding revenue information is captured and processed by CRC through the central clearance system.

Revenues are recognized on a monthly basis when the train transportation services are rendered within the month, i.e. upon the passenger tickets with fixed prices and dates of travel, which are non-refundable and non-reschedulable, are sold and the respective trains have reached the prescribed destinations within that particular month; as well as upon approval and notification is made by CRC on a monthly basis (the "CRC Monthly Statement") for transactions completed within that month and when the amounts of revenue can be reliably measured and their collectability is certain. The revenue is presented net of value-added tax but before deduction of any sales handling commissions.

2          PRINCIPAL ACCOUNTING POLICIES (CONTINUED)

2.24      Revenue recognition (continued)

(a)        Revenue from railroad and related business (continued)

Revenue from freight transportation

The Group also operates with other railway companies in the PRC for the provision of freight transportation services. Service information and computation of the attributable revenues entitled by the Group are processed by the central clearance system of CRC on a monthly basis. Revenue from outbound and inbound freight transportation with ports of loading and discharge located at railway lines owned and operated by the Group; pass-through transportation with freight trains passing through railway lines owned and operated by the Group; as well as goods loading and discharge services rendered at ports located at railway lines owned by the Group, are recognized, on a monthly basis, when the goods are delivered to the ports of discharge within a month, or when the loading/discharge services are rendered, and when the amounts are approved and notified in the CRC Monthly Statement, upon which the amounts can be reliably measured and collectability is certain.

The revenues are presented at the gross amounts of the attributable freight charges computed from the standard freight charges imposed by CRC.

Revenue from railway network usage and other transportation related services

Revenue from railway network usage and other transportation related services, mainly consist of network usage services (locomotive traction, track usage and electric catenaries service, etc.) and railway operation services and other services, are rendered by the Group together with other railway companies in the PRC. The information relating to network usage service is captured and processed by the central clearance system of CRC. The revenue from network usage services are recognized on a monthly basis, when the services are rendered within that month and revenue can be reliably measured, i.e. upon approval and notification made in the CRC Monthly Statement, for the transactions completed within that month, when the respective revenue amounts can be reliably measured and when collectability is certain. Railway operation services and other services are rendered solely by the Group and they are recognized when the services are rendered and revenue can be reliably measured. All proceeds are collected by the Group directly.

 The Group records revenues based on the amounts of attributable revenue approved and notified in the CRC Monthly Statement for services undertaken by the Group completed within the specific month, upon then the revenues can be reliably measured and collectability is certain. The respective share of revenues, in excess of amount collected by the Group itself, are credited by CRC to bank accounts maintained by the Group. In the case that the attributable amount is less than the amount collected by the Group, the Group remits the surplus to CRC.

2          PRINCIPAL ACCOUNTING POLICIES (CONTINUED)

2.24      Revenue recognition (continued)

(b)     Revenue from other businesses

Revenue from other business mainly consist of on-board catering services, leasing, sales of materials, sale of goods and other businesses related to railway transportation. Revenues from on-board catering services are recognised when the related services are rendered. Revenues from sales of materials and supplies and sale of goods are recognised when the respective materials and goods are delivered to customers. Revenue from operating lease arrangements on certain properties and locomotives is recognised on a straight-line basis over the period of the respective leases.

2.25      Interest income

Interest income is recognised using the effective interest method. When a loan and receivable is impaired, the Group reduces the carrying amount to its recoverable amount, being the estimated future cash flow discounted at original effective interest rate of the instrument, and continues unwinding the discount as interest income. Interest income on impaired receivables is recognised using the original effective interest rate.

2.26      Dividend income

Dividend income is recognised when the right to receive payment is established.

2.27      Government grants

Grants from the government are recognised at their fair value where there is a reasonable assurance that the grant will be received and the Group will comply with all attached conditions.

Government grants relating to costs are deferred and recognised in profit or loss over the period necessary to match them with the costs that they are intended to compensate.

Government grants relating to fixed assets are included in non-current liabilities as deferred income and are credited to profit or loss on a straight-line basis over the expected lives of the related assets.

2.28      Operating leases

Leases in which a significant portion of the risks and rewards of ownership are retained by the lessor are classified as operating leases. Payments made under operating leases (net of any incentives received from the lessor) are charged to profit or loss on a straight-line basis over the period of the lease.

2          PRINCIPAL ACCOUNTING POLICIES (CONTINUED)

2.29      Dividend distribution

Dividend distribution to the shareholders is recognised as a liability in the Group’s and the Company’s financial statements in the period in which the dividends are approved by the shareholders of the Company.